Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
The Hartford Municipal Opportunities Fund (Prospectus Summary): | The Hartford Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT
DATED MARCH 5, 2012 TO
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012, AS LAST AMENDED FEBRUARY 3, 2012

Effective March 5, 2012, under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the second bullet included under the first paragraph is deleted and replaced with the following:

•                                           Reflect the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser using a modified strategy

This Supplement should be retained with your Prospectus for future reference.

The Hartford Municipal Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
The Hartford Municipal Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
The Hartford Municipal Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
The Hartford Municipal Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX